Securities (Details Narrative) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended
	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2010 Trust Preferred Securities [Member]	Mar. 31, 2010 Trust Preferred Securities [Member]	Dec. 31, 2009 Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Pledged securities		$ 10,334,955	$ 16,222,527
Proceeds from sale of securities available for sale		22,337,214	32,607,712
Available for sale securities gross realized gains		501,189	514,758
Availablr for sale securities gross realised loss		(108,843)
Other than temporary impairment of securities	262,437		262,437	27,625	97,500
Value of trust preferred security for which other than temporary impairment was recognized						650,000
Security Cost Basis		$ 262,438